Lease liabilities and right-of-use assets - Summary of Lease liabilities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Balance as at 1 January	$ 928,583	$ 1,147,309
Additions during the year	3,716,327	116,968
Accretion of interest	140,184	83,804
Repayments	(622,573)	(419,498)
Balance as at 31 December	$ 4,162,521	$ 928,583